Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Other Current Liabilities [Abstract]
Other Current Liabilities

22.	OTHER CURRENT LIABILITIES
	As of December 31,
	2019	2018
	US$’000	US$’000
Contract liabilities	216	756
Dividend payable	674	565
Deferred government grant	—	318
Onerous contracts provisions	238	42
Other current liabilities	1,228	1,591
Total	2,356	3,272

The Company was subject to two expropriations by the PRC government in 2018. The government grant related to the completed appropriation, amounted to $106, is recognized as other income for the year ended December 31, 2018. The government grant for the expropriation in progress, amounted to $318, is recognized as other current liabilities as of December 31, 2018, and as other income for the year ended December 31, 2019.

Other current liabilities include undue value added tax, unpaid withholding tax, and other miscellaneous liabilities.

22(a)Onerous contracts provisions

	2019	2018
	US$’000	US$’000
At January 1	42	555
Recognized	218	37
Reversed	(25)	(544)
Exchange differences	3	(6)
At December 31	238	42

22(b)Contract Liabilities

	As of December 31,
	2019	2018
	US$’000	US$’000
Current contract liabilities
Advance from customers	93	668
Custodial service	63	71
Transportation service	60	17
Total current contract liabilities	216	756

The Company applied IFRS 15 from January 1, 2018 and recognized contract liabilities when considerations from customers had been received or due before the Company satisfied the performance obligations.

22.	OTHER CURRENT LIABILITIES (continued)

22(b)Contract Liabilities (continued)

Revenue recognized in relation to contract liabilities

	For the year ended December 31,
	2019	2018
	US$’000	US$’000
Revenue recognized that was included in the contract liabilities balance at the beginning of the year
Advance from customers	668	—
Custodial service	59	85
Transportation service	17	28
	744	113